As filed with the Securities and Exchange Commission on April 19, 2001


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 93


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 95


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

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It is proposed that this filing become effective:

     immediately upon filing pursuant to Rule 485, paragraph (b)

     on __________ pursuant to Rule 485, paragraph (b)

     60 days after filing pursuant to Rule 485, paragraph (a)(1)

     on _________________ pursuant to Rule 485, paragraph (a)(1)

     75 days after filing pursuant to Rule 485, paragraph (a)(2)


 X   on April 26, 2001 pursuant to Rule 485, paragraph (a)(2)


     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Institutional Shares and Investor Shares of Shaker Fund.

                                                PROSPECTUS


                                                May 1, 2001


                                                SHAKER FUND


THE FUND SEEKS LONG TERM
CAPITAL APPRECIATION BY
INVESTING PRIMARILY IN THE
COMMON STOCK OF DOMESTIC
GROWTH COMPANIES.


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THE FUND'S SHARES OR
DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                                                                     SHAKER FUND


  TABLE OF CONTENTS
 -------------------------------------------------------------------------------

  RISK/RETURN SUMMARY                                                          2


  PERFORMANCE INFORMATION                                                      3


  FEE TABLES                                                                   4


  INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
  AND PRINCIPAL INVESTMENT RISKS                                               5


  MANAGEMENT                                                                   8


  YOUR ACCOUNT                                                                10

        General Information                                                   10

        Buying Shares                                                         11

        Selling Shares                                                        14

        Sales Charges                                                         17

        Exchange Privileges                                                   19


  ADVISER PAST PERFORMANCE                                                    20


  OTHER INFORMATION                                                           23


  FINANCIAL HIGHLIGHTS                                                        23

SHAKER FUND

RISK/RETURN SUMMARY
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[Margin Callout: CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.]

This Prospectus offers Institutional Shares and Investor Shares of Shaker Fund (the "Fund"). Institutional Shares are designed for institutional investors. Investor Shares are designed for retail investors.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in the common stock of small and medium size domestic growth companies. Small domestic companies typically have market capitalizations of less than $1.5 billion at the time of investment. Medium domestic companies typically have market capitalizations in the range of $2 billion to $12 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:

     o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
     o The judgment of Shaker Management, Inc. (the "Adviser") as to the growth potential of a stock proves to be wrong
     o    The stock market goes down

                                                                     SHAKER FUND

SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:


     o Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks


For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal, and
     o    Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal, or
     o    Are pursuing a short-term goal or investing emergency reserves


PERFORMANCE INFORMATION


Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

SHAKER FUND

FEE TABLES
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The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

SHAREHOLDER FEES                                                                       INSTITUTIONAL          INVESTOR
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                 SHARES               SHARES
Maximum Sales Charge (Load) Imposed on Purchases                                           None                 5.75%
(as a percentage of the offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                            None                 None
Maximum Deferred Sales Charge (Load)                                                       None                 None
Redemption Fee                                                                             None                 None
Exchange Fee                                                                               None                 None



ANNUAL FUND OPERATING EXPENSES                                                         INSTITUTIONAL          INVESTOR
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)                                          SHARES               SHARES
Management Fees                                                                            1.10%                1.10%
Distribution (12b-1) Fees                                                                  None                 0.25%
Other Expenses                                                                             1.15%                1.17%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                       2.25%                2.52%
Fee Waiver and Expense Reimbursement (2)                                                   0.35%                0.37%
NET EXPENSES                                                                               1.90%                2.15%

(1) Based on estimated amounts for the Fund's fiscal year ending March 31, 2002.
(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through July 31, 2002.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes (paying the maximum sales charge with respect to Investor Shares) and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

               INSTITUTIONAL SHARES        INVESTOR SHARES

1 Year                 $193                       $793
3 Years                $670                     $1,324

                                                                     SHAKER FUND


INVESTMENT  OBJECTIVE,  PRINCIPAL INVESTMENT STRATEGIES AND
PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. As part of this analysis, the Adviser may visit prospective companies, their suppliers and customers.


THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser's investment process begins with an economic analysis of industry sectors to identify those sectors with the greatest potential for growth. Demographic factors and industry trends affecting growth rates are among the items considered as part of the economic analysis. From these industries, the Adviser selects those small and medium size companies with the potential to grow revenue and earnings at a rate that exceeds the growth rate of their industries.


The Adviser then analyzes these growth companies for fundamental superiority. The Adviser considers a fundamentally superior company to be one that has:

o Strong management that emphasizes quality products and services within one business (no conglomerates)
o Sustainable competitive advantage through strong niche products or services and significant and consistent new product development
o    Broad customer and/or product base
o    Management interests aligned with shareholder interests
o    Positive earnings or cash flow and conservative financial statements


The Adviser plans to invest in these companies early in their life cycles and to hold the investments long-term if they continue to satisfy the Fund's investment criteria.

SHAKER FUND

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

o    It subsequently fails to meet the Adviser's initial investment criteria
o A more attractively priced company is found or if funds are needed for other purposes
o It becomes overvalued relative to the long-term expectation for the stock price
o Changes in economic conditions or fundamental sector affect the company's financial outlook


INVESTMENT POLICIES The Fund invests primarily in the common stock of small and medium size domestic growth companies. Small domestic companies typically have market capitalizations of less than $1.5 billion at the time of investment. Medium domestic companies typically have market capitalizations in the range of $2 billion to $12 billion at the time of investment.


TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. During such times, the Fund may not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL The value of the Fund's investments will fluctuate as the stock market fluctuates. An investment in the Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. Investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.

Because the Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. The Adviser's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

                                                                     SHAKER FUND

SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange, potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuations of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

SHAKER FUND

MANAGEMENT
--------------------------------------------------------------------------------

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

The Fund's Adviser is Shaker Management, Inc., 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122. The Adviser is a privately owned corporation controlled by Edward P. Hemmelgarn, David R. Webb, and Adam Solomon, and conducts its business under the name "Shaker Investments." The Adviser and its affiliates have provided investment advisory and management services to clients since 1991. The Fund is the first mutual fund for which the Adviser has provided investment advisory services.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an annual advisory fee of 1.10% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses of Institutional Shares and Investor Shares do not exceed 1.90% and 2.15%, respectively, of that class's average daily net assets through July 31, 2002.

As of December 31, 2000, the Adviser and its affiliates had approximately $1.5 billion of assets under management.

PORTFOLIO MANAGERS

Edward P. Hemmelgarn and Edward Matuszak are responsible for the day-to-day management of the Fund.

EDWARD P. HEMMELGARN Founder and President of Shaker Investments, Inc. since 1991 and the Adviser since 2000. Mr. Hemmelgarn has more than 20 years of experience in the investment industry.


EDWARD  MATUSZAK  Head  Trader  and  Assistant   Portfolio   Manager  of  Shaker
Investments, Inc. since 1995 and the Adviser since 2000. Mr. Matuszak has more than 10 years of experience in the investment industry.

                                                                     SHAKER FUND

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of March 31, 2000, Forum provided services to investment companies and collective investment funds with assets of approximately $98 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each class of shares of the Fund. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.


The Trust has adopted a shareholder servicing plan for Institutional Shares and Investor Shares under which each class pays FAdS a fee of 0.25% of that class's average daily net assets for providing shareholder service activities that are not otherwise provided under the Rule 12b-1 plan adopted by the Trust for Investor Shares (as described on page 17) or by the Transfer Agent. FAdS may pay this fee to the Adviser or other financial institutions that provide shareholder servicing to their customers invested in the Fund.


FUND EXPENSES

The Fund pays for its own expenses. Expenses of each of Institutional Shares and Investor Shares include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect.


The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares and Investors Shares to 1.90% and 2.15%, respectively, of that class's average daily net assets through July 31, 2002.

SHAKER FUND

YOUR ACCOUNT
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[Margin Callout: HOW TO CONTACT THE FUND

WRITE TO US AT:
     Shaker Fund
     P.O. Box 446
     Portland, Maine 04112

OVERNIGHT ADDRESS:
     Shaker Fund
     Two Portland Square
     Portland, Maine 04101

TELEPHONE US AT:
     (888) 314-9048 (toll free)

E-MAIL US AT:
     shaker-fund@forum-financial.com

WIRE INVESTMENTS (OR ACH
PAYMENTS) TO:
     Bankers Trust Company
     New York, New York
     ABA #021001033
     FOR CREDIT TO:
     Forum Shareholder Services, LLC
     Account # 01-465-547
     Shaker Fund
     (Your Name)
     (Your Account Number)]


GENERAL INFORMATION


You may purchase or sell (redeem) the Fund's Institutional Shares or Investor Shares at the net asset value of a share ("NAV") plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 10 through 18). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities, and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

                                                                     SHAKER FUND


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different from those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Shaker Fund" or to one or more owners of the account and endorsed to "Shaker Fund." For all other accounts, the check must be made payable on its face to "Shaker Fund." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                            MINIMUM INITIAL   MINIMUM ADDITIONAL
                                               INVESTMENT          INVESTMENT


INSTITUTIONAL SHARES
  Standard Accounts                            $1,000,000            $1,000
  Traditional and Roth IRA Accounts              $500,000              $250
  Accounts with Systematic Investment Plans      $250,000              $250
INVESTOR SHARES
  Standard Accounts                               $10,000            $1,000
  Traditional and Roth IRA Accounts                $2,000              $250
  Accounts with Systematic Investment Plans        $2,000              $250

SHAKER FUND


ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                        REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT            o  Instructions must be signed by all persons
ACCOUNTS                                                required to sign exactly as their names appear
Individual accounts are owned by one person, as         on the account
are sole proprietorship accounts. Joint accounts
have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)           o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give          account under the UGMA or the UTMA
money to a child and obtain tax benefits             o  The custodian must sign instructions in a manner
                                                        indicating custodial capacity
BUSINESS ENTITIES                                    o  Submit a Corporate/Organization Resolution form or
                                                        similar document
TRUSTS                                               o  The trust must be established before an account can
                                                        be opened
                                                     o  Provide a certified trust document, or the pages
                                                        from the trust document, that identify the trustees

                                                                     SHAKER FUND


INVESTMENT PROCEDURES

          HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o  Call or write us for an account application (and          o  Fill out an investment slip from a confirmation or
   Corporate/Organization Resolution form, if applicable)       write us a letter
o  Complete the application (and resolution form)            o  Write your account number on your check
o  Mail us your application (and resolution form) and a      o  Mail us the slip (or your letter) and the check
   check
BY WIRE                                                      BY WIRE
o  Call or write us for an account application (and          o  Call to notify us of your incoming wire
   Corporate/Organization Resolution form, if applicable)    o  Instruct your bank to wire your money to us
o  Complete the application (and resolution form)
o  Call us to fax the completed application (and
   resolution form) and we will assign you an account number
o  Mail us your application (and resolution form)
o  Instruct your financial institution to wire your
   money to us
BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application (and          o  Complete the systematic investment section of the
   Corporate/Organization Resolution form, if applicable)       application
o  Complete the application (and resolution form)            o  Attach a voided check to your application
o  Call us to fax the completed application (and             o  Mail us the completed application and voided check
   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution
   form)
o  We can electronically debit your purchase proceeds
   from your selected institution

SHAKER FUND

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.


LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                                                                     SHAKER FUND


                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the  redemption  proceeds
o  Obtain a signature  guarantee (if required)
o  Obtain other  documentation  (if required)
o  Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o Your account number
   o Exact name(s) in which the account is  registered
   o Additional form of identification
o  Redemption proceeds will be:
   o Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

SHAKER FUND


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange option or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $100,000 for Institutional Shares or $5,000 for Investor Shares ($1,000 for IRAs invested in either share class), the Fund may ask you to increase your balance. If the account value is still below $100,000 for Institutional Shares or $5,000 for Investor Shares ($1,000 for IRAs invested in either share class) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

                                                                     SHAKER FUND

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

PURCHASES A sales charge is assessed on purchases of the Fund's Investor Shares as follows:

                          SALES CHARGE (LOAD) AS % OF:
                             PUBLIC         NET ASSET
AMOUNT OF PURCHASE       OFFERING PRICE       VALUE*        REALLOWANCE %
$0 to $99,999                5.75%            6.10%             5.00%
$100,000 to $249,999         5.25%            5.54%             4.50%
$250,000 to $499,999         4.50%            4.71%             3.75%
$500,000 to $999,999         3.00%            3.09%             2.50%
$1,000,000 and up            0.00%            0.00%             0.00%

* Rounded to the nearest one-hundredth percent.

The offering price for the Fund's Investor Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on purchases of the Fund's Investor Shares under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.

RULE 12B-1 FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay this fee to the Adviser or other financial institutions that provide distribution services with respect to Investor Shares of the Fund.

SHAKER FUND

EXCHANGE PRIVILEGES

You may exchange your Institutional Shares of the Fund for Institutional Shares of any money market fund of the Trust. You may exchange your Investor Shares of the Fund for Investor Shares of any money market fund of the Trust. You will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences. For a list of funds available for exchange, you may call the Transfer Agent.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                                 HOW TO EXCHANGE
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund you are exchanging
   o  The dollar  amount or number of shares you want to sell (and  exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee, if required
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

                                                                     SHAKER FUND

ADVISER PAST PERFORMANCE
--------------------------------------------------------------------------------


The performance data set forth below relates to the historical performance of the private client accounts managed by the Adviser* through Edward P.
Hemmelgarn, the portfolio manager responsible for the Fund's day-to-day operations. The private accounts of the Adviser have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. The Adviser does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider these performance data as an indication of future performance of the Fund.


Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on a settlement date basis from inception through June 30, 1995 and on a trade date basis therafter. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.


* Prior to December 1999, the private client accounts were managed by Shaker Investments, Inc., an affiliate of the Adviser. In December 1999, the Adviser, d/b/a Shaker Investments, was created to maximize income tax benefits to the controlling principals of each entity. Both companies hold accounts that are currently included in the Shaker Small/Mid Cap Composite, but all new accounts, after December 1999, are managed by the Adviser. The companies are under common control and there are no differences in management, principal ownership or investment strategy.

SHAKER FUND


The following chart and table show the average annual total return of the Adviser's private accounts for the period ended December 31, 2000. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the below performance could result in different performance data.


[Edgar Representation of Bar Chart]

1 Year                  -11.84%
3 Years                  32.72%
5 Years                  28.97%
Since Inception
(October 1, 1991)        30.05%


                                            SHAKER INVESTMENTS
                                           SMALL/MID CAP GROWTH  RUSSELL 2000
YEAR(S)                                     EQUITY COMPOSITE(1)  GROWTH INDEX(2)
1 Year (2000)(3)                                 -11.84%            -22.43%
3 Years (1998-2000)(3)                            32.72%              3.96%
5 Years (1996-2000)(3)                            28.97%              7.14%
Since Inception (1991-2000) (3)                   30.05%              9.87%

(1) The presentation above describes 538 accounts valued at $976 million, as of December 31, 2000. The Composite comprises all fee paying accounts, regardless of size, which are managed in the small/mid cap growth equity strategy by Edward P. Hemmelgarn. With the exception of three employee related accounts, the Composite also includes all non-fee paying accounts managed in the small/mid cap growth equity strategy by Mr. Hemmelgarn. The assets of the non-fee paying accounts included in the Composite totaled less than 1% of the Composite's assets as of December 31, 2000. The three employee related accounts excluded from the Composite (combined assets of approximately $440,000 as of December 31, 2000) are minimal in comparison to the overall assets contained in the Composite. Composite performance includes terminated accounts, and accounts that have been open for at least one full month.
(2) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
(3)  Average annual returns from October 1, 1991 through December 31, 2000.

                                                                     SHAKER FUND

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


The Fund generally intends to operate in a manner that will not make it liable for Federal income or excise tax.


The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to certain state and local taxes.

If you buy shares shortly before the Fund makes a distribution, you will pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.

The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                                   SHAKER FUND

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
      Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the
         Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly
          affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.


                               CONTACTING THE FUND


        You can get free copies of the Fund's annual/semi-annual reports
       (when available) and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           (888) 314-9048 (toll free)
                 E-mail address: shaker-fund@forum-financial.com

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
         You can also review the Fund's annual/semi-annual reports
        (when available) and the SAI at the Public Reference Room of the
       Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


       Free copies of the reports and the SAI are available from the SEC's
                             Web site at www.sec.gov.



                    Investment Company Act File No. 811-3023

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2001



                                   SHAKER FUND

INVESTMENT ADVISER:

         Shaker Management, Inc.
         2000 Auburn Drive, Suite 300
         Cleveland, Ohio 44122

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:


         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (888) 314-9048

This Statement of Additional Information (the "SAI") supplements the Prospectus dated May 1, 2001, as may be amended from time to time, offering shares of the Shaker Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS

--------------------------------------------------------------------------------

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                         4

PERFORMANCE DATA AND ADVERTISING                                               6

MANAGEMENT                                                                    10

PORTFOLIO TRANSACTIONS                                                        16

PURCHASE AND REDEMPTION INFORMATION                                           18

TAXATION                                                                      21

OTHER MATTERS                                                                 24

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

GLOSSARY

--------------------------------------------------------------------------------


As used in this SAI, the following terms have the meanings listed.

     "Adviser" means Shaker Management, Inc.

     "Board" means the Board of Trustees of the Trust.

     "CFTC" means Commodities Future Trading Commission.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means the custodian of the Fund's assets.

     "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

     "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

     "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

     "Fitch" means Fitch IBCA, Inc.

     "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

     "Fund" means Shaker Fund.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

     "Trust" means Forum Funds.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

                                EQUITY SECURITIES

COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

The Fund's investment in preferred stocks is subject to the credit risk relating to the financial condition of the issuers of those securities. To limit credit risk, the Fund may only invest in preferred stocks that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

The Fund may retain preferred stocks whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Unrated securities may not be as actively traded as rated securities.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of securities, including preferred stocks. A description of the range of ratings assigned to preferred stocks by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and dividend or interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

WARRANTS

GENERAL. Warrants are securities issued either alone or with another security that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.


RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors, and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.


DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

                       ILLIQUID AND RESTRICTED SECURITIES

GENERAL. The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                          TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

                               CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

                             FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

                           NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

                                PERFORMANCE DATA

Institutional Shares and Investor Shares of the Fund (each a "class," and collectively the "classes") may each quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

Each class may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

Each class may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of each Fund will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

The performance of each class may be quoted in terms of total return. Table 1 in Appendix C includes performance information for each class.

                            TOTAL RETURN CALCULATIONS

The total return of each class shows that class's overall change in value, including changes in share price, and assumes all of the Fund's or class's distributions are reinvested.

Total return figures may be based on amounts invested in a class net of any applicable sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, each class: (1) determines the growth or decline in value of a hypothetical historical investment in the class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of each class.

Average annual total return is calculated according to the following formula:

        P(1+T)n = ERV

        Where:
               P    = a hypothetical initial payment of $1,000
               T    = average annual total return
               n    = number of years

               ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, each class may quote unaveraged or cumulative total returns, which reflect that class's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a class's front-end sales charge.

Period total return is calculated according to the following formula:

        PT   = (ERV/P-1)

        Where:
               PT   = period total return
               The  other  definitions  are the same as in average  annual total return above

                                  OTHER MATTERS

Each class may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the class as of one or more dates; and
(10) a comparison of the class's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any class's performance.

Each class may advertise information regarding the effects of applicable systematic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a class of the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                        SYSTEMATIC                               SHARE                             SHARES PURCHASED
      PERIOD            INVESTMENT                               PRICE

         1                 $100                                   $10                                   10.00
         2                 $100                                   $12                                    8.33
         3                 $100                                   $15                                    6.67
         4                 $100                                   $20                                    5.00
         5                 $100                                   $18                                    5.56
         6                 $100                                   $16                                    6.25
                     ------------------                    -------------------                    -------------------
    Total Invested:        $600            Average Price:        $15.17            Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
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                              TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
 ............................................ .........................................................................


John Y. Keffer*,  Chairman and President     Member and Director, Forum Financial Group, LLC (a mutual fund
Born:  July 15, 1942                         services holding company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
 ............................................ .........................................................................
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New England)
27 Temple Street                             Trustee of one other investment company for which Forum Financial
Belmont, MA 02718                            Group, LLC provides services
 ............................................ .........................................................................
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Trustee  of one  other  investment  company  for which  Forum  Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019
 ............................................ .........................................................................
Thomas G. Sheehan, Vice President            Director of Relationship Management, Forum Financial Group, LLC
Born:  July 15, 1954                         Officer of four other  investment  companies  for which Forum  Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
 ............................................ .........................................................................
Dale J. Denno, Vice President                General Counsel, Forum Financial Group, LLC since  October 2000
Born:  May 1, 1950                           Vice President, Marketing & Development, UNUM Provident Life Insurance
Two Portland Square                          Company 1995 - 2000
Portland, ME 04101
 ............................................ .........................................................................
Ronald  H.  Hirsch,   Treasurer              Managing  Director, Operations/Finance and Operations/Sales,  Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of two other  investment  companies  for which  Forum  Financial
                                             Group, LLC provides services


                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as

Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ending March 31, 2002.


                         COMPENSATION        TOTAL COMPENSATION FROM THE FUND
         TRUSTEE         FROM THE FUND               AND FUND COMPLEX
John Y. Keffer                $0                            $0
 ................................................................................
Costas Azariadis            $1,305                        $9,000
 ................................................................................
James C. Cheng              $1,305                        $9,000
 ................................................................................
J. Michael Parish           $1,305                        $9,000


                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under its agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF ADVISER

The Adviser is a privately owned corporation organized under the laws of Ohio in December 1999. Shaker Investments, Inc., an affiliate of the Adviser, is a privately owned corporation organized under the laws of Ohio in 1991. Both companies are controlled by Edward P. Hemmelgarn, David R. Webb and Adam Solomon and there are no differences in management, principal ownership or investment strategy.

FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Adviser's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons, including the Adviser, who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's Investor Shares. Table 2 in Appendix B shows the aggregate sales charges paid to FFS, the amount of sales charge reallowed by FFS, and the amount of sales charge retained by FFS. The data are for the past three years (or shorter depending on the Fund's commencement of operations).

OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN - INVESTOR SHARES

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's Investor Shares which provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the Investor Shares of the Fund as compensation for FFS's services as distributor.

The Plan provides that FFS may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan ("Qualified Trustees"). In addition, the Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Qualified Trustees. The Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees or by the Fund's Investor Class shareholders.

Table 3 in Appendix B shows the dollar amount of fees payable under the Plan with respect to the Fund. This information is provided for the past three years (or shorter period depending on a Fund's commencement of operations).

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.20% of the average daily net assets of the Fund plus $24,000 per year.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of 0.01% of the average daily net assets of the Fund, $57,000 annually, plus $2,000 annually for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund at an annual rate of 0.05% of the Fund's average daily net assets, $45,600 annually, $24 per shareholder account annually, plus certain out-of-pocket expenses. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 6 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

SHAREHOLDER SERVICING AGENT

Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS effective March 30, 2001, FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities"). Under the Plan, FAds may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, with respect to the Fund, a fee of up to 0.25% of that Fund's average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.

CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives a fee at an annual rate of 0.01% of the Fund's average daily net assets, $3,600 annually, plus certain transaction costs and out-of-pocket expenses. The Fund also pays an annual maintenance custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
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                      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                                COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

                             CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

                         OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

                                COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

                         TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

                          OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                               PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 8 in Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 8 also includes aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION
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                               GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

                         ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. Consistent with the provisions of the Trust's Trust Instrument, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

                                      IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

                                   UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

                    PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                        ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

                        SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

                               REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                      SALES CHARGES (INVESTOR SHARES ONLY)

REDUCED SALES CHARGES

You may qualify for a reduced sales charge on purchases of the Fund's Investor Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold. To qualify for ROA on a purchase, you must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's Investor Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund's Investor Shares an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Investor Shares as if such purchases were executed in a single transaction.

ELIMINATION OF SALES CHARGES

No  sales  charge  is  assessed  on  the   reinvestment   of  Investor   Shares'
distributions. No sales charge is assessed on purchases made for investment purposes by:

     o Any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
     o Any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
     o Any broker-dealer with whom the distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf if its fee-based program clients
     o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
     o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
     o Persons who exchange into the Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program

     o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended
     o Any person who is a private client or referred by a private client of the Adviser or its affiliates.


The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Investor Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

TAXATION
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The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is March 31 (the same as the Fund's fiscal year end).

                            MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

                               FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will distribute any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

                               BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS
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                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Maine TaxSaver Bond Fund
BrownIA Growth Equity Fund                      Mastrapasqua Growth Value Fund
BrownIA Maryland Bond Fund                      New Hampshire TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund                   Payson Balanced Fund
Daily Assets Cash Fund(1)                       Payson Value Fund
Daily Assets Government Fund(1)                 Polaris Global Value Fund
Daily Assets Government Obligations Fund(1)     Shaker Fund(2)
Daily Assets Treasury Obligations Fund(1)       TaxSaver Bond Fund
Equity Index Fund                               The Advocacy Fund
Investors Bond Fund                             Winslow Green Growth Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.
(2) The Trust offers shares of beneficial interest in an institutional and investor share class of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Fund's investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Bylaws, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

FUND OWNERSHIP


As of April 26, 2001, the officers and trustees of the Trust, as a group, owned less than 1% of the shares of each class of the Fund. From time to time, certain shareholders of record may own 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of April 26, 2001, are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund or class. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 26, 2001, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates owned 100% of each class of shares of the Fund and may be deemed to control each class and the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's or class's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Fund or any class after its public offering.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

Financial statements are not available because the Fund had not commenced operations prior to the date of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS
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                                 PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,    Preferred  stock  rated BB, B, and CCC is  regarded,  on  balance,  as
CCC predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries.

               o    High rates of return on funds employed.

               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers  rated  Not Prime  do  not fall  within any of  the Prime
PRIME          rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B
MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                        ADVISORY FEE      ADVISORY FEE      ADVISORY FEE
                          PAYABLE            WAIVED           RETAINED
Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 2 - SALES CHARGES

The following table shows the dollar amount of aggregate sales charge paid to FFS, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's Investor Shares.

                       AGGREGATE SALES      AMOUNT             AMOUNT
                           CHARGE          RETAINED           REALLOWED

Sales charge information is not provided because the Fund's Investor Shares had not commenced operations prior to the date of this SAI.

TABLE 3 - INVESTOR SHARES RULE 12B-1 FEES

The following table shows the dollar amount of fees payable to FFS by the Fund, the amount of fee that was waived by FFS, if any, and the actual fees received by FFS.

                           FEE                 FEE                  FEE
                         PAYABLE              WAIVED              RETAINED

Rule 12b-1 fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 4 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS by the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                        ADMINISTRATION        ADMINISTRATION      ADMINISTRATION
                          FEE PAYABLE           FEE WAIVED         FEE RETAINED

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 5 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to FAcS by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                              ACCOUNTING FEE    ACCOUNTING FEE    ACCOUNTING FEE
                                 PAYABLE            WAIVED           RETAINED

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 6 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS by the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                       TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                         FEE PAYABLE          FEE  WAIVED         FEE  RETAINED

Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 7 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                               TOTAL               % OF
                             BROKERAGE           BROKERAGE             % OF
                            COMMISSIONS         COMMISSIONS       TRANSACTIONS
             TOTAL        ($) PAID TO AN        PAID TO AN        EXECUTED BY
           BROKERAGE     AFFILIATE OF THE    AFFILIATE OF THE    AN AFFILIATE OF
          COMMISSIONS         FUND OR             FUND OR          THE FUND OR
              ($)             ADVISER             ADVISER            ADVISER


Information regarding brokerage commissions paid is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

  REGULAR BROKER OR DEALER                       VALUE HELD

Information regarding positions held in the securities of regular brokers and dealers of the Fund is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 9 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of April 26, 2001.

NAME AND ADDRESS                                 % OF FUND
Forum Financial Group, LLC                          100%
Two Portland Square
Portland, ME 04101

APPENDIX C
PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 -  TOTAL RETURNS

                   ONE    THREE     CALENDAR    ONE   THREE  FIVE      SINCE
                   MONTH  MONTHS  YEAR TO DATE  YEAR  YEARS  YEARS   INCEPTION
                                                                    (ANNUALIZED)

Performance information is not provided because the Fund had not commenced operations prior to the date of this SAI.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Form of Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 89 via EDGAR on March 6, 2001, accession number 0001004402-01-000076).

   (10) Investment Advisory Agreement between Registrant and Winslow Management Company, relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).


   (11) Form of Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit

          (d)(11) in post-effective amendment No. 92 via EDGAR on April 12, 2001, accession number 0001004402-01-500016).


(e)(1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (4) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC relating to, Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

(f)       None.

(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Form of Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (3) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service

          Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(4) Form of Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (4)    Form  of  Fund  Accounting  Agreement  between  Registrant  and  Forum
          Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity

          Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

   (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (9) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (10) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


   (11) Form of Shareholder Service Plan of Registrant relating to Shaker Fund (Filed herewith).


   (12) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)       None.

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and

          Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


   (3)    Form of Rule 12b-1 Plan, adopted by Shaker Fund (Filed herewith).


(n)(1) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Form of 18f-3 Plan, relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-effective amendment No. 89 via EDGAR on March 6, 2001, accession number 0001004402-01-000076).

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


   (12)   Code of Ethics adopted by Shaker Management, Inc. (Filed herewith).


   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Form of Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit to be filed by future amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)       Powers  of  Attorney  for  John Y.  Keffer,  James  C.  Cheng,  Costas
          Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
          (j)(4), (j)(5), (j)(6), (j)(7), (j)(8), (j)(9),  (j)(10),  (j)(11) and
          (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

          In accordance  with Section 3803 of the Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

          "10.02. INDEMNIFICATION.

          (a)  Subject to the  exceptions and  limitations  contained in Section
               (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No  indemnification  shall be  provided  hereunder  to a  Covered
               Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                         (A)  By  the  court  or  other   body   approving   the
         settlement;

                         (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                         (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          provided,   however,   that  any  Holder  may,  by  appropriate  legal
          proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., and Forum Investment Advisers, LLC include language similar to the following:

         "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc., Brown Advisory Incorporated, Brown Investment Advisors & Trust Company, D.F. Dent and Company, Inc., Mastrapasqua & Associates, Polaris Capital Management, Inc., Shaker Management, Inc. and Trillium Asset Management Corporation provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund) contained in Parts A and B of post-effective amendment No. 81 (accession number 0001004402-00-000261) and in Parts A and B of post-effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member.

         Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.

         ------------------------------------ ----------------------------------- -----------------------------------
         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         .................................... ................................... ...................................

         Charles F. Johnson                   Director                            Forum Investment Advisors, LLC
                                              ................................... ...................................

         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              ................................... ...................................
                                              Assistant Secretary                 Forum Financial Group, LLC
                                              ................................... ...................................
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ronald Hirsch                        Treasurer                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              ................................... ...................................
                                              Treasurer                           Forum Financial Group, LLC
                                              ................................... ...................................
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      Forum Investment Advisors, LLC
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC

(b)       H.M. Payson & Co.

          The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

          The following are the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Adrian L. Asherman                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)      Austin Investment Management, Inc.

         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following is the director and officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management Inc.
                                              Secretary

(d)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's Registration Statement (accession number 0001004402-00-000327), is incorporated by reference herein.

         The following are the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael D. Hankin                    President, Chief Executive           Brown
                                              Officer, Trustee
                                              .................................... ..................................
                                              .................................... ..................................
                                              President                            The Maryland Zoological Society
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         David L. Hopkins, Jr.                Trustee                              Brown
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director                             Westvaco Corporation
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director                             Metropolitan Opera Association
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              Maryland Historical Society
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Frank Bonsal                         Trustee                              Brown
                                              .................................... ..................................
                                              .................................... ..................................
                                              Partner                              New Enterprise Associates
                                                                                   1119 St. Paul Street
                                                                                   Baltimore, MD 21202
                                              .................................... ..................................
                                              .................................... ..................................
                                              Board Member                         Aether Systems
                                                                                   Owings Mills, MD
                                              .................................... ..................................
                                              .................................... ..................................
                                              Board Member                         CORVIS Corporation
                                                                                   Columbia, MD
                                              .................................... ..................................
                                              .................................... ..................................
                                              Board Member                         ViewGate Networks, Inc.
                                                                                   (formerly Network People)
                                                                                   Arlington, VA
                                              .................................... ..................................
                                              .................................... ..................................
                                              Board Member                         MedSpecialists, Inc.
                                                                                   Charlottesville, VA
                                              .................................... ..................................
                                              Board Member                         Seneca Networks, Inc.
                                                                                   Rockville, MD
                                              .................................... ..................................
                                              Board Member                         Versient.com (formerly
                                                                                   Worldnetpress)
                                              .................................... ..................................
                                              Special Limited Partner              Amadeus Capital Partners
                                              .................................... ..................................
                                              Special Limited Partner              Boulder Venture
                                              .................................... ..................................
                                              Special Limited Partner              Novak Biddle
                                              .................................... ..................................
                                              Special Limited Partner              Trellis Ventures
                                              .................................... ..................................
                                              Special Limited Partner              Windward Ventures

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Truman T. Semans                     Vice Chairman of the Board of        Brown
                                              Trustees
                                              .................................... ..................................
                                              Trustee, Member and Former           Duke University
                                              Chairman of Investment Committee
                                              .................................... ..................................
                                              Trustee, Chairman of Finance         Lawrenceville School
                                              Committee and Member of Investment
                                              and Executive Committees
                                              .................................... ..................................
                                              Board of Directors, Member of        Chesapeake Bay Foundation
                                              Investment and Executive Committees
                                              .................................... ..................................
                                              Chairman                             Flag Investors Mutual Funds
                                              .................................... ..................................
                                              Investment Committee Member          Mercy Medical Center
                                              .................................... ..................................
                                              Investment Committee Member          St. Mary's Seminary
                                              .................................... ..................................
                                              Investment Committee Member          Archdiocese of Baltimore
                                              .................................... ..................................
                                              Investment Committee Member          Robert E. Lee Memorial Foundation
                                              .................................... ..................................
                                              Investment Committee Member          W. Alton Jones Foundation
         .................................... .................................... ..................................
         William C. Baker                     Trustee                              Brown
                                              .................................... ..................................
                                              President and Chief Executive        Chesapeake Bay Foundation
                                              Officer
                                              .................................... ..................................
                                              Trustee                              John Hopkins Hospital
                                              .................................... ..................................
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              .................................... ..................................
                                              Director                             Baltimore Community Foundation
         .................................... .................................... ..................................
         Jack S. Griswold                     Trustee                              Brown
                                              .................................... ..................................
                                              Managing Director                    Armata Partners
                                              .................................... ..................................
                                              Director                             Alex. Brown Realty
                                              .................................... ..................................
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              .................................... ..................................
                                              Trustee                              The Chesapeake Bay Foundation
                                                                                   Living Classrooms
                                              .................................... ..................................
                                              Chairman                             Maryland Historical Society
                                              .................................... ..................................
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              .................................... ..................................
                                              Treasurer                            Washington College
                                              .................................... ..................................
                                              Chair                                Campaign for Washington's College
         .................................... .................................... ..................................
         L. Linehan                           Trustee                              Brown
                                              .................................... ..................................
                                              President                            Woodbrook Capital, Inc.
                                              .................................... ..................................
                                              Chairman                             Strescon Industries
                                              .................................... ..................................
                                              Chairman                             UMBC Board of Visitors
                                              .................................... ..................................
                                              Chairman Investment Committee        Gilman School
                                              .................................... ..................................
                                              Board of Directors Member            Stoneridge, Inc.
                                              .................................... ..................................
                                              Board of Directors Member            Sagemaker, Inc.
                                              .................................... ..................................
                                              Board of Directors Member            Board of Directors Member
                                              .................................... ..................................
                                              Board of Directors Member            Board of Directors Member
                                              .................................... ..................................
                                              Board of Directors Member            St. Mary's Seminary & University
                                              .................................... ..................................
                                              Board of Directors Member            St. Ignatius Loyola Academy
                                              .................................... ..................................
                                              Board of Directors Member            University of Notre Dame
                                                                                   Advisory Council
         .................................... .................................... ..................................

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Walter D. Pinkard, Jr.               Trustee                              Brown
                                              .................................... ..................................
                                              .................................... ..................................
                                              President and Chief Executive        Colliers Pinkard
                                              Officer
                                              .................................... ..................................
                                              .................................... ..................................
                                              Chairman                             The Americas Region of Colliers
                                                                                   International
                                              .................................... ..................................
                                              .................................... ..................................
                                              Vice President                       France Foundation
                                              .................................... ..................................
                                              .................................... ..................................
                                              Chairman                             The Baltimore Community
                                                                                   Foundation
                                              .................................... ..................................
                                              .................................... ..................................
                                              Board of Directors Member            France-Merrick Foundation
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The John Hopkins University
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Greater Baltimore Committee
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              Gilman School
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              Calvert School
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The East Baltimore Community
                                                                                   Development Bank
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Greater Baltimore Alliance
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director                             Baltimore Reads, Inc.
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Downtown Baltimore District
                                                                                   Authority
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Yale University Development
                                                                                   Board
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Maryland Business Roundtable
                                                                                   for Education
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John J.F. Sherrerd                   Trustee                              Brown
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director                             Provident Mutual Life Insurance
                                                                                   Company
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director                             C. Brewer and Company
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee, Vice Chairman of            Princeton University
                                              Executive Committee
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee, Chairman of Investment      The Robertson Foundation
                                              Committee
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              GESU School
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director and Executive Committee     Princeton Investment Management
                                              Member
                                              .................................... ..................................
                                              .................................... ..................................
                                              Board of Overseers                   University of Pennsylvania
                                                                                   Wharton School
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         David M. Churchill, CPA              Chief Financial Officer              Brown


(e)      Brown Advisory Incorporated

         The description of Brown Advisory Incorporated ("Brown Advisory")(investment adviser to BrownIA Maryland Bond Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South
         Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown Advisory
                                              .................................... ..................................
                                              .................................... ..................................
                                              President, Chief Executive           Brown
                                              Officer, Trustee
                                              .................................... ..................................
                                              .................................... ..................................
                                              President                            The Maryland Zoological Society
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         David L. Hopkins, Jr.                Treasurer                            Brown Advisory
                                              .................................... ..................................
                                              .................................... ..................................
                                              Chairman                             Brown
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director                             Westvaco Corporation
                                              .................................... ..................................
                                              .................................... ..................................
                                              Director                             Metropolitan Opera Association
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              Maryland Historical Society
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Edward Dunn III                      Secretary                            Brown Advisory


(f)      Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
                                              .................................... ..................................
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.


(g)      Mastrapasqua & Associates

         The description of Mastrapasqua & Associates ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

         The following are the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
                                              .................................... ..................................
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst


(h)      Trillium Asset Management Corporation

         The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to the Trust's Registration Statement (accession number 0001004402-00-000283), is incorporated by reference herein.

         The following are the directors and officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ --------------------------------- -------------------------------------
         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Joan Bavaria                         President, Board of Directors     Adviser
                                              Member, Treasurer
                                              ................................. .....................................
                                              President, Treasurer and          FRDC California Corporation
                                              Director                          (dissolved)
                                              ................................. .....................................
                                              President, Treasurer and          Franklin Insight, Inc. (Purchased
                                              Director  (formerly)              by the Adviser)
                                              ................................. .....................................
                                              Founding Co-Chair                 Coalition for Environmentally
                                                                                Responsible Economies
                                                                                Boston, MA
                                              ................................. .....................................
                                              Director (formerly)               Green Seal
                                                                                Washington, DC
                                              ................................. .....................................
                                              Director                          Lighthawk
                                                                                San Francisco, CA
                                              ................................. .....................................
                                              Advisory Board                    The Greening of Industry
                                                                                Worcester, MA
                                              ................................. .....................................
                                              Director (formerly)               Social Investment Forum
                                                                                Boston, MA
                                              ................................. .....................................
                                              Chair (formerly)                  National Advisory Committee for
                                                                                Policy and Technology's
                                                                                Subcommittee, Community Based
                                                                                Environmental Policy
                                                                                Washington, DC
         .................................... ................................. .....................................
         Patrick J. McVeigh                   Executive Vice President          Adviser
                                              ................................. .....................................
                                              Director                          SEED Haiti Community Development
                                                                                Loan Fund
                                                                                99 High Street,
                                                                                Brookline, MA 02445
         .................................... ................................. .....................................
         Shelley Alpern                       Director, Assistant Vice          Adviser
                                              President
                                              ................................. .....................................
                                              Student (formerly)                University of Texas
                                                                                Austin, TX
         .................................... ................................. .....................................
         Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Adviser
                                              Investment Officer
                                              ................................. .....................................
                                              Chairman 1991-1997                Standards and Policy Subcommittee,
                                              Member 1982-1999                  Association for Investment
                                                                                Management and Research
                                                                                Charlottesville, VA 22903
                                              ................................. .....................................
                                              Member (formerly)                 Council of Examiners, Institute of
                                                                                Chartered Financial Analysts
                                                                                Charlottesville, VA 22903
         .................................... ................................. .....................................
         F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Adviser
                                                                                327 West Main Street
                                                                                Durham, NC 27701-3215
                                              ................................. .....................................
                                              Director (until 6/98)             Durham Community Land Trust
                                                                                1401 Morehead Avenue
                                                                                Durham, NC 27707
         .................................... ................................. .....................................
         Susan Baker Martin                   Vice President                    Adviser
                                              ................................. .....................................
                                              Trustee                           Congregational Church of South
                                                                                Dartmouth
                                                                                Middle Street
                                                                                Dartmouth, MA

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Lisa Leff, CFA                       Vice President                    Adviser
                                              ................................. .....................................
                                              Director and Employee (until      Smith Barney Asset Management
                                              1999)                             388 Greenwich Street
                                                                                New York, NY 10013
                                              ................................. .....................................
                                              Director (until 1999)             Social Investment Forum
                                                                                Washington, DC
                                              ................................. .....................................
                                              Founder and Co-Chair (until       Social Investment Security Analysts
                                              1999)                             Group, New York Society of Security
                                                                                Analysts
                                                                                New York, NY
                                              ................................. .....................................
                                              Director                          Verite
                                                                                Amherst, MA
                                              ................................. .....................................
                                              Director (until 1999)             Maternity Center Association
                                                                                23rd and Park Avenue
                                                                                New York, NY
         .................................... ................................. .....................................
         Stephanie R. Leighton, CFA           Vice President                    Adviser
                                              ................................. .....................................
                                              Treasurer                         Local Enterprise Assistance Fund,
                                                                                Boston, MA
                                              ................................. .....................................
                                              Executive Committee Member        New England Chapter of the Social
                                                                                Investment Forum
                                                                                Boston, MA
         .................................... ................................. .....................................
         Cheryl I. Smith, CFA                 Vice President                    Adviser
                                              ................................. .....................................
                                              Finance Committee (Director,      Resist
                                              formerly)                         259 Elm Street, Suite 201
                                                                                Somerville, MA 02144
                                              ................................. .....................................
                                              Treasurer                         Performing Artists at Lincoln School
                                                                                Kennard Road
                                                                                Brookline, MA 02445
         .................................... ................................. .....................................
         Eric Becker, CFA                     Vice President                    Adviser
                                              ................................. .....................................
                                              Director                          Interlock Media, Inc.
                                                                                Cambridge, MA
         .................................... ................................. .....................................
         Linnie McLean                        Senior Vice President             Adviser
                                              ................................. .....................................
                                              Loan Committee                    Boston Community Loan Fund
                                                                                Boston, MA
         .................................... ................................. .....................................
         Patricia L. Davidson                 Vice President                    Adviser
                                              ................................. .....................................
                                              Member                            Program Committee, The Women's
                                                                                Foundation
                                                                                340 Pine Street
                                                                                San Francisco, CA
         .................................... ................................. .....................................
         Diane M. DeBono                      Senior Vice President             Adviser
         .................................... ................................. .....................................
         James Crawford, JD                   Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor, Associate Dean         University of California,
                                              (retired)                         Berkley, CA
         .................................... ................................. .....................................
         Thomas Gladwin, Ph.D.                Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor                         New York University
                                                                                Stern School of Business
                                                                                44 W. 4th Street
                                                                                New York, NY
                                              ................................. .....................................
                                              Max McGraw Professorship of       University of Michigan
                                              Sustainable Enterprise and        Ann Arbor, MI 48109
                                              Associated Directorship

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Robert Glassman                      Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              ................................. .....................................
                                              Chairman Investment Committee     The Boston Foundation
                                                                                Boston, MA
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Sally Greenberg, JD                  Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Senior Product Safety Counsel     Consumers Union
                                                                                1666 Connecticut Avenue N.W.
                                                                                Washington, DC 20009
                                              ................................. .....................................
                                              ................................. .....................................
                                              President (past)                  Massachusetts Women's Bar
                                                                                Association
                                                                                Boston, MA
                                              ................................. .....................................
                                              ................................. .....................................
                                              Eastern States Civil Rights       Anti-Defamation League
                                              Counsel                           1 Lincoln Plaza
                                                                                Boston, MA
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Charles Grigsby                      Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Senior Vice President             Mass Capital Resource Company
                                                                                420 Boylston Street
                                                                                Boston, MA 02116
                                              ................................. .....................................
                                              ................................. .....................................
                                              Director and Acting Deputy        City of Boston Neighborhood
                                                                                Development Department
                                                                                26 Court Street
                                                                                Boston, MA 02108
                                              ................................. .....................................
                                              ................................. .....................................
                                              Member (formerly)                 Federal Reserve Bank Small
                                                                                Business Advisory Committee
                                              ................................. .....................................
                                              ................................. .....................................
                                              Member (formerly)                 Massachusetts State Board of
                                                                                Education
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Milton Moskowitz                     Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Writer                            Mill Valley, CA 94941
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Carol O'Cleireacain, Ph.D.           Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Economic Consultant               New York, NY
                                              ................................. .....................................
                                              ................................. .....................................
                                              Senior Fellow                     Brookings Institution, Center on
                                                                                Urban and Metropolitan Policy
                                                                                1775 Massachusetts Avenue N.W.,
                                                                                Washington, DC 20036
                                              ................................. .....................................
                                              ................................. .....................................
                                              Chair (formerly)                  Council of Institutional
                                                                                Investors Executive Committee
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         John Plukas                          Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              President and Co-Chairman         Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              ................................. .....................................
                                              Director                          New England Foundation for the Arts
                                                                                Boston, MA

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         George Rooks                         Portfolio Manager, Board of       Adviser
                                              Directors Member
                                              ................................. .....................................
                                              ................................. .....................................
                                              President and Owner               Heritage Capital Management
                                                                                31 Milk Street
                                                                                Boston, MA
                                              ................................. .....................................
                                              ................................. .....................................
                                              Investment Manager                J.L. Kaplan Associates
                                                                                29 Commonwealth Avenue
                                                                                Boston, MA
                                              ................................. .....................................
                                              ................................. .....................................
                                              President (formerly)              First Capital Corporation of
                                                                                Boston
                                                                                Boston, MA
                                              ................................. .....................................
                                              ................................. .....................................
                                              President (formerly)              First Venture Capital Corporation
                                                                                Boston, MA
                                              ................................. .....................................
                                              ................................. .....................................
                                              Portfolio Manager (formerly)      BankBoston
                                                                                Boston, MA
                                              ................................. .....................................
                                              ................................. .....................................
                                              Trustee                           Jewish Federation of the North
                                                                                Shore
                                                                                Boston, MA
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Professor                         Columbia University School of
                                                                                Architecture
                                                                                New York, NY
                                              ................................. .....................................
                                              ................................. .....................................
                                              Director, Vice President          Franklin Insight, Inc.
                                              (Formerly)
                                              ................................. .....................................
                                              ................................. .....................................
                                              Director                          Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         William Torbert, Ph.D.               Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Professor                         Boston College
                                                                                Chestnut Hill, MA


(i)      Wells Fargo Funds Management, LLC

         Wells Fargo Funds Management, LLC ("Funds Management"), 525 Market St., San Francisco, CA, assumed investment advisory responsibilities for Index Portfolio, a series of Wells Fargo Core Trust, on or about March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and affiliate of Wells Fargo Bank, N.A., was created for this purpose in early 2001. To the knowledge of Registrant, none of the directors or executive officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.


(j)      Wells Capital Management Incorporated

         The description of Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment sub-advisor for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of Post-Effective Amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

(k)      Shaker Management, Inc.

         The description of Shaker Management, Inc. ("Shaker"), investment adviser for Shaker Fund, contained in Parts A and B of this Amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ --------------------------------- -------------------------------------
         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President and Director            Shaker
                                              ................................. .....................................
                                              President and Director            Shaker Investments, Inc.
                                              ................................. .....................................
                                              Managing Member                   Shaker Investment Management, LLC
         .................................... ................................. .....................................
         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
                                              ................................. .....................................
                                              Executive Vice President and      Shaker Investments, Inc.
                                              Director
                                              ................................. .....................................
                                              Managing Member                   Shaker Investments Management, LLC
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director
                                              ................................. .....................................
                                              Chairman of the Board and         Shaker Investments, Inc.
                                              Director
                                              ................................. .....................................
                                              Managing Member                   Shaker Investments Management, LLC


(l)      Adams, Harkness & Hill, Inc.

         The description of Adams, Harkness & Hill, Inc. ("AHH"), investment adviser for Winslow Green Growth Fund, contained in Parts A and B of Post-Effective Amendment No. 91 (accession number 0001004402-01-000118) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John W Adams                         Chairman and Chief Executive         AHH
                                              Officer
         .................................... .................................... ..................................
         Steven B. Frankel                    Managing Director                    AHH
         .................................... .................................... ..................................
         Sharon Lewis                         Managing Director                    AHH
         .................................... .................................... ..................................
         Timothy J. McMahon                   Managing Director                    AHH
         .................................... .................................... ..................................
         Theodore L. Stebbins                 Managing Director                    AHH
         .................................... .................................... ..................................
         Greg Benning                         Managing Director                    AHH
         .................................... .................................... ..................................
         Greg Brown                           Managing Director                    AHH
         .................................... .................................... ..................................
         Lawrence F. Calahan, II              Managing Director                    AHH
         .................................... .................................... ..................................
         Cynthia A. Cycon                     Managing Director                    AHH
         .................................... .................................... ..................................
         Francis J. Dailey                    Managing Director                    AHH
         .................................... .................................... ..................................
         Rick Franco                          Managing Director                    AHH
         .................................... .................................... ..................................
         Joseph W. Hammer                     Managing Director                    AHH
         .................................... .................................... ..................................
         James Kedersha                       Managing Director                    AHH
         .................................... .................................... ..................................
         Russell W. Landon                    Managing Director                    AHH
         .................................... .................................... ..................................
         Benjamin A. Marsh                    Managing Director                    AHH
         .................................... .................................... ..................................
         Paul M. Mazzarella                   Managing Director                    AHH
         .................................... .................................... ..................................
         Danny McDonald                       Managing Director                    AHH
         .................................... .................................... ..................................

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James O'Hare                         Managing Director                    AHH
         .................................... .................................... ..................................
         Matthew W. Patsky                    Managing Director                    AHH
         .................................... .................................... ..................................
         Joseph Ranieri                       Managing Director                    AHH
         .................................... .................................... ..................................
         Ronald D. Ree                        Managing Director                    AHH
         .................................... .................................... ..................................
         Jack Robinson                        Managing Director                    AHH
         .................................... .................................... ..................................
         Christopher Sands                    Managing Director                    AHH
         .................................... .................................... ..................................
         Jamie Simms                          Managing Director                    AHH
         .................................... .................................... ..................................
         John Tesoro                          Managing Director                    AHH
         .................................... .................................... ..................................
         Harry E. Wells III                   Managing Director and Clerk          AHH
         .................................... .................................... ..................................
         Carol Werther                        Managing Director                    AHH
         .................................... .................................... ..................................
         Deborah Widener                      Managing Director                    AHH
         .................................... .................................... ..................................
         Sam Wilkins III                      Managing Director                    AHH
         .................................... .................................... ..................................
         Frederick L. Wolf                    Managing Director                    AHH
         .................................... .................................... ..................................
         Allyn C. Woodward Jr.                President and Managing Director      AHH
         .................................... .................................... ..................................
         Stephen Zak                          Managing Director, CFO and           AHH
                                              Treasurer
         .................................... .................................... ..................................
         J. Eric Anderson                     Principal                            AHH
         .................................... .................................... ..................................
         Nancy R. Atcheson                    Principal                            AHH
         .................................... .................................... ..................................
         Barry Bocklett                       Principal                            AHH
         .................................... .................................... ..................................
         Susan Braverman-Lione                Principal                            AHH
         .................................... .................................... ..................................
         Blaine Carroll                       Principal                            AHH
         .................................... .................................... ..................................
         Thomas C. Cochran III                Principal                            AHH
         .................................... .................................... ..................................
         Mike Comerford                       Principal                            AHH
         .................................... .................................... ..................................
         James Corscadden                     Principal                            AHH
         .................................... .................................... ..................................
         Gordon Cromwell                      Principal                            AHH
         .................................... .................................... ..................................
         Vernon Essi                          Principal                            AHH
         .................................... .................................... ..................................
         Rick Faust                           Principal                            AHH
         .................................... .................................... ..................................
         Elizabeth T. Harbison                Principal                            AHH
         .................................... .................................... ..................................
         Robert H. Johnson                    Principal                            AHH
         .................................... .................................... ..................................
         Chris Leger                          Principal                            AHH
         .................................... .................................... ..................................
         Jeff McCloskey                       Principal                            AHH
         .................................... .................................... ..................................
         John F. Murphy                       Principal                            AHH
         .................................... .................................... ..................................
         Bridget O'Brien                      Principal                            AHH
         .................................... .................................... ..................................
         Ben Z. Rose                          Principal                            AHH
         .................................... .................................... ..................................
         Robert Sheppard                      Principal                            AHH
         .................................... .................................... ..................................
         Howard Silfen                        Principal                            AHH
         .................................... .................................... ..................................
         Gordon L. Szerlip                    Principal                            AHH
         .................................... .................................... ..................................
         David Thibodeau                      Principal                            AHH
         .................................... .................................... ..................................
         Charles Trafton                      Principal                            AHH
         .................................... .................................... ..................................
         Mark E. Young                        Principal                            AHH
         .................................... .................................... ..................................
         Alexandra Adams                      Vice President                       AHH
         .................................... .................................... ..................................
         Alexander Arnold                     Vice President                       AHH
         .................................... .................................... ..................................
         Greg Beloff                          Vice President                       AHH
         .................................... .................................... ..................................
         Joe Bruno                            Vice President                       AHH
         .................................... .................................... ..................................
         Jerry Buote                          Vice President                       AHH
         .................................... .................................... ..................................
         Joe Buttarazzi                       Vice President                       AHH
         .................................... .................................... ..................................
         Peter Cahill                         Vice President                       AHH
         .................................... .................................... ..................................
         Sarah Cannon                         Vice President                       AHH
         .................................... .................................... ..................................
         Joe Ciardi                           Vice President                       AHH
         .................................... .................................... ..................................
         Ben Conway                           Vice President                       AHH
         .................................... .................................... ..................................
         Dan Coyne                            Vice President                       AHH
         .................................... .................................... ..................................
         Matthew Epstein                      Vice President                       AHH
         .................................... .................................... ..................................
         Frank Gaul                           Vice President                       AHH
         .................................... .................................... ..................................
         James Jasinski                       Vice President                       AHH
         .................................... .................................... ..................................
         Michael Landry                       Vice President                       AHH
         .................................... .................................... ..................................

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Tim Leland                           Vice President                       AHH
         .................................... .................................... ..................................
         Jeff Liguori                         Vice President                       AHH
         .................................... .................................... ..................................
         Michael Moses                        Vice President                       AHH
         .................................... .................................... ..................................
         Cindy Mulica                         Vice President                       AHH
         .................................... .................................... ..................................
         Sandra Notardonato                   Vice President                       AHH
         .................................... .................................... ..................................
         Channing Page                        Vice President                       AHH
         .................................... .................................... ..................................
         Lynn Pieper                          Vice President                       AHH
         .................................... .................................... ..................................
         Andrew Pojani                        Vice President                       AHH
         .................................... .................................... ..................................
         Ryan Rauch                           Vice President                       AHH
         .................................... .................................... ..................................
         Felicia Reed                         Vice President                       AHH
         .................................... .................................... ..................................
         Laura Richardson                     Vice President                       AHH
         .................................... .................................... ..................................
         Marvin Ritchie                       Vice President                       AHH
         .................................... .................................... ..................................
         Patrick Sherbrooke                   Vice President                       AHH
         .................................... .................................... ..................................
         Jeffrey Sihpol                       Vice President                       AHH
         .................................... .................................... ..................................
         Jonathan Skinner                     Vice President                       AHH
         .................................... .................................... ..................................
         Amalia Spera                         Vice President                       AHH
         .................................... .................................... ..................................
         Jennifer St. Germain                 Vice President                       AHH
         .................................... .................................... ..................................
         Curtis Thom                          Vice President                       AHH
         .................................... .................................... ..................................
         Lisa Thors                           Vice President                       AHH
         .................................... .................................... ..................................
         Katie Tiger                          Vice President                       AHH
         .................................... .................................... ..................................
         Scott Van Winkle                     Vice President                       AHH
         .................................... .................................... ..................................
         Tim Vetrano                          Vice President                       AHH
         .................................... .................................... ..................................
         Kevin Wagner                         Vice President                       AHH
         .................................... .................................... ..................................
         Rebecca Warsofsky                    Vice President                       AHH


(j)       D.F. Dent and Company, Inc.


          The description of D.F. Dent and Company, Inc. ("D.F. Dent"), investment adviser for DF Dent Premier Growth Fund, contained in Parts A and B of post-effective amendment No. 92 (accession number 0001004402-01-500016) to the Trust's Registration Statement, is incorporated by reference herein.


          The following are the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Daniel F. Dent                       President                            D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President                       D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent
         .................................... .................................... ..................................


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         Century Capital Management Trust                 Millennium Funds, Inc.
         Century Shares Trust                             Monarch Funds
         The Cutler Trust                                 NBP TrueCrossing Funds
         Forum Funds                                      Sound Shore Fund, Inc.
         Memorial Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

        Name                                      Position with Underwriter            Position with Registrant
        ..................................... ................................... ...................................
        ..................................... ................................... ...................................
        John Y. Keffer                                     Director                      Chairman, President
        ..................................... ................................... ...................................
        ..................................... ................................... ...................................
        Ronald H. Hirsch                                  Treasurer                           Treasurer


(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on April 19, 2001.


                                     FORUM FUNDS


                                     By:/S/ JOHN Y. KEFFER
                                        ----------------------------------------
                                              John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 19, 2001.


Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                INDEX TO EXHIBITS


Exhibit


(h)(11)  Form of Shareholder Service Plan of Registrant relating to Shaker Fund.

(m)(3)   Form of Rule 12b-1 Plan, adopted by Shaker Fund.

(p)(12)  Code of Ethics adopted by Shaker Management, Inc.